COMMON SHARES & TREASURY SHARES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Shares & Treasury Shares [Abstract]
Balance as of 1 January	312,900	312,900	15,300
Additions	0	0	312,900
Cancellations	0	0	(15,300)
Disposals	0	0	0
Balance as of 31 December	312,900	312,900	312,900
Balance as of 1 January	$ 3,100	$ 200
Additions	0	0	$ 3,100
Cancellations	0	0	(200)
Disposals	0	0	0
Balance as of 31 December	$ 3,100	$ 3,100	$ 200
Balance as of 1 January	0.50%	0.50%	0.20%
Additions	0.00%	0.00%	0.50%
Cancellations	(0.00%)	(0.00%)	(0.20%)
Disposals	0.00%	0.00%	0.00%
Dilution, due to capital increases	(0.10%)	0.00%	0.00%
Balance as of 31 December	0.40%	0.50%	0.50%